DEBT - Schedule of Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-related party
DEBT
Total	$ 8,535,936	$ 13,118,285
Less: debt issuances costs	(212,772)	(32,224)
Less: current portion	(7,019,499)	(11,935,580)
Debt, net of current portion	1,303,665	1,150,481
Secured Promissory Notes | Non-related party
DEBT
Total	4,250,000	7,410,000
Small Business Administration Loans | Non-related party
DEBT
Total	762,322	768,956
Paycheck Protection Program Loans | Non-related party
DEBT
Total	17,543	59,350
Promissory Note | Non-related party
DEBT
Total	79,000
Vehicle Notes | Non-related party
DEBT
Total	425,790	497,957
Seller Notes | Non-related party
DEBT
Total	1,434,959	2,073,765
Avanti Notes | Non-related party
DEBT
Total	179,910	85,437
Real Estate Promissory Note | Non-related party
DEBT
Total	370,000	370,000
Business Loan and Security Agreement
DEBT
Total	160,262
Business Loan and Security Agreement | Non-related party
DEBT
Total	160,262
Sale of Future Receipts | Non-related party
DEBT
Total	$ 856,150	$ 1,938,257